Financial instruments and risk management	12 Months Ended
Dec. 31, 2021
Financial instruments and risk management

37.	Financial instruments and risk management

Among the financial instruments registered in the Company, there are derivatives that are financial assets or liabilities measured at fair value through the result. At each balance sheet date such assets/liabilities are measured at their fair value. Interest, monetary correction, foreign exchange variation and variations arising from the fair value measurement, where applicable, shall be recognized in the statement of income when incurred, under the line item financial income or financial expenses.

Initially, derivatives are recognized at fair value on the date a derivative contract is concluded and are subsequently remeasured at fair value. The company does not apply “hedge accounting.”

The Company carries out transactions with derivative financial instruments, without speculative purposes, only with the aim of i) reducing risks related to foreign exchange variation and ii) managing interest rate exposure. The Company's derivative financial instruments are specifically represented by swap contracts.

The company's financial instruments are being presented in compliance with IFRS 9.

The main risk factors that the company is exposed to are as follows:

(i) Risks of foreign exchange variations

The risks of foreign exchange variations relate to the possibility of the Company computing i) losses derived from fluctuations in exchange rates by increasing the balances of debt with loans and financing obtained in the market and the corresponding financial expenses or ii) increase in cost in commercial contracts that have some type of link to foreign exchange variation. In order for these types of risks to be mitigated, the company performs: swap contracts with financial institutions with the aim of canceling the impacts arising from the fluctuation of exchange rates on the balance sheet and financial result and commercial contracts with foreign exchange band clauses with the aim of partially mitigating foreign exchange risks or derivative financial instruments to reduce the remaining risks of foreign exchange exposure in commercial contracts.

On December 31, 2021, the Company's loans and financings indexed to the variation of foreign currencies are fully protected, both in terms and in value, by swap contracts. Gains or losses on these swap contracts are recorded in the company's earnings.

In addition to the risks mentioned above, there are no other financial assets and liabilities in significant amounts that are indexed to foreign currencies.

(ii) Interest rate risks

Interest rate risks relate to:

The possibility of variations in the fair value of the loans obtained by the company indexed to TJLP, IPCA, fixed rate and/or TLP, when such rates pose a risk to the company’s perspective of not corresponding proportionally to the rates relating to Interbank Certificates of Deposit (CDI). The Company opted to hedge the exposure linked to the IPCA arising from the issuance of debentures, financing to BNDES and the exposure to a rate linked to the debt with BNP Paribas, all of them until maturity.

The possibility of an unfavorable movement in interest rates would cause an increase in the financial expenses of the Company, as a result of the share of the debt and the passive positions that the Company has in swap contracts linked to floating interest rates (percentage of the CDI). However, on December 31, 2021, the Company maintains its financial resources applied to Interbank Certificates of Deposit (CDI), which substantially reduces this risk.

(iii) Credit risk inherent in the provision of services

The risk is related to the possibility of the company computing losses derived from the inability of the subscribers to honor the payments of the invoiced amounts. To minimize this risk, the company preventively performs credit analysis of all orders imputed by the sales areas and monitors the accounts receivable of subscribers, blocking the ability to use services, among other actions, if customers do not pay their debts. There are no customers who have contributed more than 10% of net accounts receivable on December 31, 2021 and December 31, 2020 or revenues from services rendered during the year ended December 31, 2021 and 2020.

(iv) Credit risk inherent in the sale of telephone sets and prepaid telephone cards

The group's policy for the sale of telephone devices and the distribution of prepaid telephone cards is directly related to the credit risk levels accepted during the normal course of business. The selection of partners, the diversification of the portfolio of accounts receivable, the monitoring of loan conditions, the positions and limits of orders established for traders, the formation of collateral are procedures adopted by the company to minimize possible collection problems with its trading partners. There are no customers who contributed more than 10% of revenues from sale of goods during the year ended December 31, 2021 and 2020. There are no customers who contributed more than 10% of the net accounts receivable from the sale of goods on December 31, 2021 and December 31, 2020.

(v)       Liquidity risk

- Liquidity risk arises from the need for cash before the obligations assumed. The company structures the maturities of its non-derivative financial instruments and their respective derivative financial instruments so as not to affect liquidity.

- The management of liquidity and cash flow of the Company are performed on a daily basis to ensure that cash operating generation and previous fund raising, as necessary, are sufficient to maintain the schedule of operating and financial commitments.

- All financial investments of the Company have daily liquidity and the Management may, even in specific cases: i) revise the dividend payment policy; ii) issue new shares; and/or, iii) sell assets to increase liquidity.

(vi) Financial credit risk

The cash flow forecast is performed by the Finance Executive Board, which monitors the continuous forecasts of the liquidity requirements to ensure that the Company has enough cash to satisfy its operating needs. This forecast takes into account investment plans, debt financing, compliance with contractual clauses, compliance with internal goals and, if applicable, external regulatory or legal requirements.

The risk is related to the possibility of the company computing losses derived from the difficulty of redemption of short-term financial investments and swap contracts, due to possible insolvency of counter-parties. The company minimizes the risk associated with these financial instruments by maintaining operations only with financial institutions of recognized market strength, in addition to following a policy that establishes maximum levels of risk concentration per financial institution.

Fair value of derivative financial instruments:

The consolidated derivative financial instruments are presented below:

	2021		2020
	Assets	Liabilities	Assets	Liabilities

Derivative transactions	198,027	208,787	340,660	36,166
Other derivatives (i)	457,892	-	161,429	-
	655,919	208,787	502,089	36,166
Current portion	(134,292)	(194,837)	(262,666)	(7,273)
Non-current portion	521,627	13,950	239,423	28,893

(i)	Other derivatives are instruments of share subscription options represent the option of the Company to subscribe 4.08% of the shares of C6 capital, where the Group/Company paid a share subscription premium in the amount of R$ 17.7 million. As required by IFRS 9, the financial instrument must be valued at its fair value that on December 31, 2021 and December 31, 2020 corresponds to R$ 458 million and R$ 161 million, respectively. The impact of the mark-to-market of the stock conversion option calculated, of R$ 440.3 million, represents the difference in the fair value of the option less the amount paid for the share subscription premium. This financial instrument was measured at fair value and will be subsequently verified in the company’s results for the year, also considering the arbitration risks disclosed in note 27.

The long-term derivative financial instruments on December 31, 2021 are due in accordance with the following schedule:

Assets

2023	39,335
2024	16,843
2025 onwards	465,449
521,627

Non-derivative financial liabilities are substantially composed of accounts payable with suppliers, dividends payable and other obligations, the maturity of which will occur in the next 12 months, except for loans and financing and leases, the nominal flows of payments of which are disclosed in notes 20 and 16.

Financial instruments measured at fair value:

	2021
	Level 1	Level 2	TOTAL

Total assets	4,579,528	655,919	5,235,447

Financial assets at fair value through profit or loss	4,579,528	655,919	5,235,447

Derivative financial instruments	-	198,027	198,027
Other derivatives	-	457,892	457,892
Marketable securities	4,579,528	-	4,579,528

Total liabilities	-	208,787	208,787

Financial liabilities at fair value through profit or loss	-	208,787	208,787

Derivative financial instruments	-	208,787	208,787
	2020
	Level 1	Level 2	TOTAL

Total assets	2,077,499	502,089	2,579,588

Financial assets at fair value through profit or loss	2,077,499	502,089	2,579,588

Derivative financial instruments	-	340,660	340,660
Other derivatives	-	161,429	161,429
Marketable securities	2,077,499	-	2,077,499

Total liabilities	-	36,166	36,166

Financial liabilities at fair value through profit or loss	-	36,166	36,166

Derivative financial instruments	-	36,166	36,166

The fair value of financial instruments traded on active markets is based on market prices quoted on the balance sheet date. A market is considered active when the quoted prices are readily and regularly available from an Exchange, distributor, broker, industry group, pricing service or regulatory agency, and these prices represent actual market transactions which occur regularly on a purely commercial basis. These instruments are included in Level 1. The instruments included in Level 1 mainly comprise the equity investments of bank certificates of deposit (CDB) and committed classified as securities for trading.

The fair value of financial instruments that are not traded on active markets (e.g. over-the-counter derivatives) is determined through the use of valuation techniques. These valuation techniques maximize the use of data adopted by the market where it is available and rely as little as possible on entity-specific estimates. If all relevant information required for the fair value of an instrument is adopted by the market, the instrument is included in Level 2.

If one or more relevant information is not based on data adopted by the market, the instrument shall be included in Level 3.

Specific valuation techniques used to value financial instruments include:

·	Quoted market prices or quotes of financial institutions or brokers for similar instruments.
·	The fair value of interest rate swaps is calculated by the present value of estimated future cash flows based on the yield curves adopted by the market.
·	Other techniques, such as analysis of discounted cash flows, available data of the last relevant transaction and analysis of results based on multiples of similar companies, are used to determine the fair value of the remaining financial instruments.

 The fair values of currency derivative financial instruments and interest rates of the Company were determined by means of future cash flows (active and passive position) using the contracted conditions and bringing these flows to present value through discounts for the use of future interest rate disclosed by market sources. Fair values were estimated at a specific time, based on available information and own evaluation methodologies.

Financial assets and liabilities by Category

The financial instruments of the company by category can be summarized as follows:

December 31, 2021

	Measured at amortized cost	Fair value through profit or loss	Total

Assets, as per balance sheet	9,472,377	5,235,447	14,707,824

Derivative financial instruments	-	198,027	198,027
Other derivatives	-	457,892	457,892
Trade accounts receivable and other accounts receivable, excluding prepayments	3,253,207	-	3,253,207
Marketable securities	-	4,579,528	4,579,528
Cash and cash equivalents	5,228,615	-	5,228,615
Leases	243,121	-	243,121
Judicial deposits	718,773	-	718,773
Other amounts recoverable	28,661	-	28,661

	Measured at amortized cost	Fair value through profit or loss	Total

Liabilities, as per balance sheet	16,095,802	208,787	16,304,589

Loans and financing	3,845,465	-	3,845,465
Derivative financial instruments	-	208,787	208,787
Suppliers and other obligations, excluding legal obligations	2,653,218	-	2,653,218
Lease liabilities	9,063,539	-	9,063,539
Dividends and interest on shareholders' equity payable	533,580	-	533,580

December 31, 2020

	Measured at amortized cost	Fair value through profit or loss	Total

Assets, as per balance sheet	6,756,811	2,579,588	9,336,399

Derivative financial instruments	-	340,660	340,660
Other derivatives		161,429	161,429
Trade accounts receivable and other accounts receivable, excluding prepayments	3,180,661	-	3,180,661
Marketable securities	-	2,077,499	2,077,499
Cash and cash equivalents	2,575,291	-	2,575,291
Leases	162,198	-	162,198
Judicial deposits	794,755	-	794,755
Other amounts recoverable	43,906	-	43,906
	Measured at amortized cost	Fair value through profit or loss	Total

Liabilities, as per balance sheet	14,391,175	36,166	14,427,341

Loans and financing	2,345,032	-	2,345,032
Derivative financial instruments	-	36,166	36,166
Suppliers and other obligations, excluding legal obligations	3,128,732	-	3,128,732
Leases	8,378,835	-	8,378,835
Dividends and interest on shareholders' equity payable	538,576	-	538,576

Regular purchases and sales of financial assets are recognized on the trading date - the date on which the Company undertakes to buy or sell the asset. Investments are initially recognized at fair value. After initial recognition, changes in fair value are recorded in the profit and loss for the year, in the financial income and expenses’ group.

Financial risk hedge policy adopted by the Company

The Company's policy establishes that mechanisms must be adopted to protect against financial risks arising from the contracting of financing in foreign currency or indexed to the interest rate, in order to manage said exposure.

The contracting of derivative financial instruments against foreign exchange exposure shall occur simultaneously with the contracting of the debt that gave rise to such exposure. The level of coverage to be contracted for such foreign exchange exposures shall be 100% of the risk, both in terms and in value. To cover interest rates, it is up to the Company to elect or not to contract a hedging mechanism, as provided for in the internal policies.

On December 31, 2021, there are no margins or guarantees applied to transactions with derivative financial instruments of the Company.

Criteria for selection of financial institutions obey parameters that take into consideration rating made available by renowned agencies of analysis of risk, shareholders' equity and transactions, and resources’ concentration levels.

The operations with derivative financial instruments contracted by the company and in force on December 31, 2021 and December 31, 2020 are shown in the following table:

December 31, 2021

	COUNTERPARTY				% Coverage	AVERAGE SWAP RATES
Currency	SWAP type	Debt	SWAP	Total Debt	Total swap (Long position)¹		Active Tip	Short position
USD	LIBOR x DI	KFW/ Finnvera	JP Morgan and Bank of America	282,474	282,474	100%	LIBOR 6M + 0.75% p.a.	79.00% to 92.59% of CDI
USD	PRE x DI	BNP Paribas	BNP Paribas	428,793	429,247	100%	3.32% p.a.	155% CDI
USD	PRE x DI	The Bank of Nova Scotia	Scotiabank	559,650	559,933	100%	1.73% p.a.	CDI + 1.05%
BRL	PRE x DI	BNP Paribas	BNP Paribas	515,166	517,843	100%	8.34% p.a.	CDI + 1.07%
BRL	IPCA x DI	DEBENTURE	ITAU	1,696,999	1,696,999	100%	IPCA + 4.17% p.a.	CDI + 0.95%
BRL	IPCA x DI	BNDES	XP	396,281	396,281	100%	IPCA + 4.23% p.a.	96.95% CDI

1 In certain swap contracts, active tip includes the cost of income tax (15%). After related taxes, coverage remains at 100%.

December 31, 2020

	COUNTERPARTY				% Coverage	AVERAGE SWAP RATES
Currency	SWAP type	Debt	SWAP	Total Debt	Total swap (Long position)¹		Active Tip	Short position
USD	LIBOR x DI	KFW/ Finnvera	JP Morgan and Bank of America	351,233	351,233	100%	LIBOR 6M + 0.75% p.a.	85.25% CDI
EUR	PRE x DI	Bank of America	Bank of America	570,878	570,878	100%	0.33% p.a.	108.05% CDI
USD	PRE x DI	The Bank of Nova Scotia.	Scotiabank	1,031,526	1,031,526	100%	1.72% p.a.	134.43% CDI
USD	PRE x DI	BNP Paribas	BNP Paribas	399,725	399,725	100%	3.32% p.a.	155% CDI

Position showing the sensitivity analysis – effect of variations in the fair value of the swaps

For the purpose of identifying possible distortions arising from operations with consolidated derivative financial instruments currently in force, a sensitivity analysis was performed considering the variables CDI, US dollar (USD), Libor and IPCA, individually, in three distinct scenarios (probable, possible and remote), and their respective impacts on the results obtained.

Our assumptions basically observed the individual effect of the CDI, USD, Libor and IPCA variation used in the transactions as the case may be, and for each scenario the following percentages and quotes were used:

Sensitivity scenario		Fair value in USD, EUR, BRL and IPCA (1)	A) ∆ Accumulated variation in debt	Fair value of the active tip of the swap (+)	Fair value of the passive tip of the swap (-)	Swap result	B) ∆ Accumulated variation in swap	C) Final Result (B-A)

	Dez/21	3,390,406	-	3,390,406	(3,401,372)	(10,966)	-	-

CDI	probable	3,390,406	-	3,390,406	(3,401,372)	(10,966)	-	-
	possible	3,388,105	(2,301)	3,388,105	(3,428,742)	(40,637)	(29,671)	(27,370)
	remote	3,385,955	(4,451)	3,385,955	(3,455,013)	(69,058)	(58,093)	(53,641)
USD	probable	3,390,406	-	3,390,406	(3,401,372)	(10,966)	-	-
	possible	3,709,499	319,094	3,709,499	(3,401,372)	308,127	319,094	-
	remote	4,028,593	638,187	4,028,593	(3,401,372)	627,221	638,187	-
LIBOR	probable	3,390,406	-	3,390,406	(3,401,372)	(10,966)	-	-
	possible	3,391,542	1,136	3,391,542	(3,401,372)	(9,830)	1,136	-
	remote	3,392,677	2,271	3,392,677	(3,401,372)	(8,695)	2,271	-
IPCA	probable	3,390,406	-	3,390,406	(3,401,372)	(10,966)	-	-
	possible	3,277,656	(112,750)	3,277,656	(3,401,372)	(123,716)	(112,750)	-
	remote	3,173,004	(217,402)	3,173,004	(3,401,372)	(228,368)	(217,402)	-

(1)	(KFW Finnvera, Scotia, BofA, BNP, Debenture and BNDES)

Risk variable	Sensitivity scenario	CDI	USD	LIBOR	IPCA

CDI	probable	9.15%	5.5805	0.3433%	10.06%
	possible	11.44%	5.5805	0.3433%	10.06%
	remote	13.73%	5.5805	0.3433%	10.06%
USD	probable	9.15%	5.5805	0.3433%	10.06%
	possible	9.15%	6.3210	0.3433%	10.06%
	remote	9.15%	8.3708	0.3433%	10.06%
LIBOR	probable	9.15%	5.5805	0.3433%	10.06%
	possible	9.15%	5.5805	0.4291%	10.06%
	remote	9.15%	5.5805	0.5149%	10.06%
IPCA	probable	9.15%	5.5805	0.3433%	10.06%
	possible	9.15%	5.5805	0.3433%	12.58%
	remote	9.15%	5.5805	0.3433%	15.09%

As the Company has derivative financial instruments for the purposes of protection of its respective financial liabilities, the changes in the scenarios are accompanied by the respective object of protection, thus showing that the effects related to the exposure generated in the swaps will have their counterpart reflected in the debt. For these transactions, the Company discloses the fair value of the object (debt) and the protective derivative financial instrument on separate lines, as demonstrated above in the sensitivity analysis demonstration table, in order to report the company's net exposure in each of the scenarios mentioned.

It is noteworthy that the operations with derivative financial instruments contracted by the company have as sole objective the patrimonial protection. In this way, an improvement or worsening in their respective market values will be equivalent to an inverse movement in the corresponding portions of the value of the financial debt contracted, object of the derivative financial instruments of the company.

The sensitivity analyses for derivative financial instruments in force on December 31, 2021 were carried out considering, basically, the assumptions related to changes in market interest rates and the change in the US dollar used in swap contracts. The use of these assumptions in the analysis is due exclusively to the characteristics of derivative financial instruments, which have exposure only to changes in interest and exchange rates.

Chart of gains and losses with derivatives during the year

Schedule of position showing gains and losses with derivatives

	2021	2020
Net income from derivative operations	(87,603)	290,856
Income (loss) from operations with other derivatives	285,009	155,165

Capital Management

The group's objectives in managing its capital are to safeguard the group's ability to continue to deliver return to shareholders and benefits to other stakeholders, as well as maintain a capital structure to reduce this cost. To maintain or adjust the group's capital structure, management may review the dividend payment policy, return capital to shareholders, or issue new shares or sell assets to reduce, for example, the level of debt. The financial leverage ratios on December 31, 2021 and 2020 can be summarized as follows:

	2021	2020
Total loans and derivatives (note 20 and 37)	3,398,333	1,879,109
Leases - Liabilities (note 16)	9,063,539	8,378,835
Leases - Assets (note 16)	(243,121)	(162,198)
Less: Cash and cash equivalents (note 4)	(5,228,615)	(2,575,291)
FIC (note 5)	(4,568,020)	(2,070,438)
Net debt	2,422,116	5,450,017
Other derivatives (note 37)	457,892	161,429
Financing of 5G License	843,020	-
Adjusted net debt	3,723,028	5,611,447
Adjusted EBITDA (1) (last 12 months)	9,459,299	8,330,038

Leverage ratio	0.39	0.65

Reconciliation of profit for the year to Adjusted EBITDA:

Profit for the year	2,957,174	1,828,254
Depreciation and amortization	5,691,696	5,527,012
Finance Income (Cost), Net	652,806	810,622
Income tax and social contribution	146,051	164,150
Share of loss of an associate	11,572	-
Adjusted EBITDA(i)	9,459,299	8,330,038

(i)	Adjusted EBITDA: Presentation of Adjusted EBITDA as a non-GAAP measure is useful to management, investors and other users of our financial information in evaluating operating profitability of the Company. Adjusted EBITDA is calculated by adding back financial income (expenses), income tax and social contribution, depreciation and amortization cost and expense, and share of loss of an associate to profit for the year.

Changes in financial liabilities

Changes in liabilities arising from financing activities such as loans and financing, lease liabilities lease and financial instruments are presented below:

	Loans and financing	Lease liabilities	Derivative financial instruments (assets) liabilities

December 31, 2020	2,345,032	8,378,835	(465,922)
Inflows	3,062,000	2,041,474	(296,464)
Cancellations	-	(202,379)	-
Financial expenses	167,857	858,260	148,177
Foreign exchange variations, net	60,463	-	(60,574)
Payment	(1,789,887)	(2,012,651)	227,651
		-
December 31, 2021	3,845,465	9,063,539	(447,132)

	Loans and financing	Lease liabilities	Derivative financial instruments (Assets) Liabilities

December 31, 2019	2,029,088	7,780,870	(42,106)
Inflows	1,800,000	1,966,355	(161,429)
Remeasurement	-	(443,666)	-
Financial expenses	90,500	797,569	13,016
Foreign exchange variations, net	305,010	-	(305,012)
Payment	(1,879,566)	(1,722,293)	29,610

December 31, 2020	2,345,032	8,378,835	(465,922)